Share-based payments - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional information related to stock options
Share-based compensation expenses related to share options granted	¥ 1,509,806	¥ 1,207,581	¥ 1,010,013
Fair value of shares vested	283,039	261,266	471,325
Employees
Additional information related to stock options
Share-based compensation expenses related to share options granted	283,630	261,869	¥ 247,648
Executives and employees
Additional information related to stock options
Unrecognized compensation cost related to unvested share options granted	¥ 586,401	¥ 824,818
Weighted-average period over which unrecognized compensation cost is to be recognized	2 years